Consolidated Statements of Cash Flows - USD ($)		3 Months Ended							6 Months Ended		12 Months Ended
	Jul. 10, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Jul. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) income	$ (32,763,000)	$ (6,284,443)	$ (15,681,000)	$ (15,880,000)	$ 4,156,000	$ 4,864,386	$ 2,145,000	$ 181,000	$ (31,560,676)	$ (23,742,530)		$ 10,537,443	$ 9,448,244
Adjustments to reconcile net income (loss) to net cash provide (used) by operating activities:
Depreciation and amortization		13,904,384				2,914,328			23,756,888	6,222,917	$ 29,980,000	10,421,000	7,456,438
Stock based compensation		3,522,731				127,195			22,013,287	908,978		796,967	622,411
Amortization of debt issuance costs		332,990				101,851			570,671	215,658		407,403	239,190
Loss on unamortized deferred loan costs													753,958
Loss on disposal of property and equipment												16,827	7,970
Fair value change in tax receivable liability		541,963							1,638,465
Gain on change in contingent consideration												(1,103,012)
Fair value change in other assets and liabilities		(4,531)
Provision for (reduction in) bad debt expense													(2,900)
Deferred tax expense		(1,116,093)							(4,990,989)
Change in accounts receivable		242,818				(1,346,738)			779,008	(4,614,620)		(1,534,285)	(1,049,161)
Change in related party receivable		563,084							(563,084)
Change in prepaid expenses and other		(10,964)				(52,123)			(3,579,300)	(73,533)		(394,127)	(95,410)
Change in accounts payable		1,149,433				(553,268)			2,656,630	1,297,035		1,502,090	90,322
Change in related party payable		(160,321)							14,571,266
Change in accrued expenses and other		(4,109,906)				(6,398,639)			(12,356,519)	28,136,310		3,526,470	3,672,100
Net cash provided by (used in) operating activities		8,571,145				(343,008)			12,935,647	8,350,215		24,176,776	21,143,162
Cash flows from investing activities
Purchases of property and equipment		(366,694)				(102,488)			(498,513)	(203,026)		(913,498)	(448,601)
Purchases of software		(2,409,074)				(1,938,738)			(3,375,751)	(3,842,744)		(4,884,457)	(2,988,875)
Net cash used in investing activities		(38,296,792)				(2,041,226)			(335,083,842)	(4,045,770)		(5,797,955)	(3,437,476)
Cash flows from financing activities
Change in line of credit		(10,000,000)							6,500,000			3,000,000	500,000
Issuance of long-term debt		46,000,000							210,000,000				58,873,301
Payments on long-term debt		(1,562,500)				(1,225,000)			(90,862,500)	(2,450,000)		(4,900,000)	(50,850,000)
Private placement issuance of Class A Common Stock									135,000,000				(10,000,000)
Exercise of warrants		3,534,188
Repurchase of treasury stock									(4,507,544)
Issuance of warrants									207
Repurchase of outstanding warrants									(38,700,000)
Conversion of Thunder Bridge Class A ordinary shares to Class A Common Stock									148,870,571
Distributions to Members						(151,764)			(185,957)	(6,904,991)		(6,307,935)	(5,479,355)
Payment of loan costs		(1,755,835)							(6,065,465)				(2,037,014)
Net cash provided by (used in) financing activities		36,215,853				(1,376,764)			360,049,312	(9,354,991)		(8,207,935)	(8,993,068)
Increase (decrease) in cash, cash equivalents and restricted cash		6,490,206				(3,760,998)			37,901,117	(5,050,546)		10,170,886	8,712,618
Cash, cash equivalents and restricted cash at beginning of period		37,901,117		$ 18,211,512	$ 19,501,060	23,262,058		$ 13,091,172	18,211,512	23,262,058	23,262,058	13,091,172	4,378,554
Cash, cash equivalents and restricted cash at end of period	$ 18,211,512	44,391,323	$ 37,901,117			19,501,060	$ 23,262,058		37,901,117	18,211,512	$ 37,901,117	23,262,058	13,091,172
Interest		3,184,795				$ 5,665,434			5,351,222	$ 2,929,509		$ 5,665,434	5,467,042
Hawk Parent Holdings LLC
Cash flows from investing activities
Acquisition, net of cash and restricted cash acquired									(242,599,551)
Cash flows from financing activities
Acquisition of Hawk Parent in exchange for Class A Common Stock									220,056,226
Acquisition of Hawk Parent in exchange for amounts payable under Tax Receivable Agreement									65,537,761
Acquisition in exchange for contingent consideration									12,300,000
TriSource Solutions, LLC
Cash flows from investing activities
Acquisition, net of cash and restricted cash acquired									(59,160,005)
Cash flows from financing activities
Acquisition in exchange for contingent consideration									2,250,000
APS Payments
Cash flows from investing activities
Acquisition, net of cash and restricted cash acquired									(29,450,022)
Cash flows from financing activities
Acquisition in exchange for contingent consideration									$ 12,000,000
Cash paid during the year for:
Valuation adjustment to contingent consideration for APS acquisition		6,580,549
Wildcat Acquisition, LLC
Cash flows from financing activities
Acquisition in exchange for contingent consideration													4,829,000
Marlin Acquirer, LLC
Cash flows from financing activities
Acquisition in exchange for contingent consideration													$ 34,297,699
Ventanex
Cash flows from investing activities
Acquisition, net of cash and restricted cash acquired		(35,521,024)
Cash flows from financing activities
Acquisition in exchange for contingent consideration		$ 10,800,000